Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000,000
Previously Paid Amount	0
Total Fee Amount	88,033
Total Offset Amount	0
Net Fee	$ 88,033